Supplementary cashflow information (Details) - USD ($)			12 Months Ended
	Jul. 18, 2023	Jul. 05, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 27, 2023
Disclosure Of Cash Flow Statement [Line Items]
Debenture holders paid			$ 1,077,969	$ 553,286
Issue of shares to debenture holders (in shares)			255,369	89,181
Total consideration						$ 14,530,000
Non-cash additions			$ 1,700,000
Warrant reserves		$ 15,100,000	20,667,152	$ 15,017,257
Share for share exchange		$ 2,934			$ 0
Simulus Group
Disclosure Of Cash Flow Statement [Line Items]
Total consideration	$ 14,530,000
Cash consideration paid	8,500,000
Equity interests of acquirer	$ 6,030,000.00
Cost
Disclosure Of Cash Flow Statement [Line Items]
Lease reassessments				225,761
Cost | Right-of-use assets
Disclosure Of Cash Flow Statement [Line Items]
Lease reassessments			$ 1,800,000	$ 225,761